Income tax and deferred taxes (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax expense by foreign and domestic parties, net
Current income tax expense	$ (104,261)	$ (206,382)	$ (166,613)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	(5,758)	27,407	440
Tax expense using the effective rate	(110,019)	(178,975)	(166,173)
Foreign countries [member]
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(7,394)	(7,516)	(14,396)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	2,370	(1,885)	(154)
Additional Tax Expense Relating To Transfer Pricing	1,068
Country of domicile [member]
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(96,867)	(198,866)	(152,217)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	$ (8,128)	$ 29,292	$ 594